Quarterly Holdings Report
for
Fidelity® Fundamental Emerging Markets ETF
January 31, 2026
FEM-NPRT1-0426
1.9916395.101
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Anglogold Ashanti Plc (South Africa)	1,909	182,068
BRAZIL - 4.8%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Vibra Energia SA	6,380	34,866
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
PRIO SA/Brazil (b)	18,174	176,085
Financials - 1.8%
Banks - 1.4%
Itau Unibanco Holding SA	27,198	235,145
NU Holdings Ltd/Cayman Islands Class A (b)	3,657	64,912
		300,057
Capital Markets - 0.4%
Banco BTG Pactual SA unit	9,217	104,994
TOTAL FINANCIALS		405,051
Industrials - 0.4%
Ground Transportation - 0.4%
Localiza Rent a Car SA	8,685	79,857
Localiza Rent a Car SA (PN)	333	2,952
TOTAL INDUSTRIALS		82,809
Materials - 1.0%
Metals & Mining - 1.0%
Gerdau SA ADR	53,499	228,441
Utilities - 0.6%
Electric Utilities - 0.6%
Axia Energia ADR	2,407	24,840
Axia Energia ADR	632	6,320
Equatorial SA	13,748	106,896
TOTAL UTILITIES		138,056
TOTAL BRAZIL		1,065,308
CHINA - 27.6%
Communication Services - 7.1%
Entertainment - 0.5%
Tencent Music Entertainment Group Class A ADR	6,904	115,849
Interactive Media & Services - 6.6%
Tencent Holdings Ltd	18,664	1,447,803
TOTAL COMMUNICATION SERVICES		1,563,652
Consumer Discretionary - 8.0%
Automobile Components - 0.2%
Hesai Group ADR (b)	1,860	44,398
Automobiles - 1.1%
BYD Co Ltd H Shares	17,806	222,800
Broadline Retail - 4.9%
Alibaba Group Holding Ltd	37,324	808,390
PDD Holdings Inc Class A ADR (b)	2,516	254,241
		1,062,631
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	1,039	62,735
TAL Education Group Class A ADR (b)	2,771	35,192
		97,927
Hotels, Restaurants & Leisure - 1.2%
H World Group Ltd ADR	1,557	73,973
Meituan B Shares (b)(c)(d)	6,652	82,766
Trip.com Group Ltd	1,543	95,162
		251,901
Textiles, Apparel & Luxury Goods - 0.2%
Laopu Gold Co Ltd H Shares	541	53,878
TOTAL CONSUMER DISCRETIONARY		1,733,535
Consumer Staples - 0.6%
Beverages - 0.6%
Eastroc Beverage Group Co Ltd A Shares (China)	1,382	49,727
Kweichow Moutai Co Ltd A Shares (China)	462	93,108
TOTAL CONSUMER STAPLES		142,835
Financials - 3.8%
Banks - 1.6%
China Construction Bank Corp H Shares	344,942	349,265
Insurance - 2.2%
China Life Insurance Co Ltd H Shares	63,524	283,626
Ping An Insurance Group Co of China Ltd H Shares	22,444	208,866
		492,492
TOTAL FINANCIALS		841,757
Health Care - 1.7%
Biotechnology - 0.2%
Innovent Biologics Inc (b)(c)(d)	3,270	33,947
Life Sciences Tools & Services - 0.6%
Wuxi Apptec Co Ltd H Shares (c)(d)	9,894	140,834
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	38,991	192,657
TOTAL HEALTH CARE		367,438
Industrials - 3.9%
Electrical Equipment - 2.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	8,303	418,032
Sieyuan Electric Co Ltd A Shares (China)	6,728	178,852
		596,884
Machinery - 1.2%
Airtac International Group	3,685	133,087
Shenzhen Inovance Technology Co Ltd A Shares (China)	12,941	138,927
		272,014
TOTAL INDUSTRIALS		868,898
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Luxshare Precision Industry Co Ltd A Shares (China)	2,196	16,328
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	679	33,985
Software - 0.4%
Pony AI Inc ADR (b)	6,106	84,752
TOTAL INFORMATION TECHNOLOGY		135,065
Materials - 1.9%
Metals & Mining - 1.9%
MMG Ltd (b)	113,000	148,842
Zijin Mining Group Co Ltd H Shares	48,990	262,757
TOTAL MATERIALS		411,599
TOTAL CHINA		6,064,779
GREECE - 2.2%
Financials - 2.2%
Banks - 2.2%
Alpha Bank SA	27,327	131,188
Eurobank SA	18,659	91,456
National Bank of Greece SA	14,530	256,883

TOTAL GREECE		479,527
HUNGARY - 1.8%
Financials - 1.2%
Banks - 1.2%
OTP Bank Nyrt	2,020	254,491
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	4,142	138,632
TOTAL HUNGARY		393,123
INDIA - 10.5%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	8,048	172,793
Consumer Discretionary - 1.0%
Automobiles - 0.4%
Mahindra & Mahindra Ltd	2,302	86,156
Hotels, Restaurants & Leisure - 0.6%
Eternal Ltd (b)	46,144	137,686
TOTAL CONSUMER DISCRETIONARY		223,842
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd GDR (d)	4,988	302,772
Financials - 4.0%
Banks - 3.0%
HDFC Bank Ltd ADR	11,810	382,408
ICICI Bank Ltd ADR	9,344	273,686
		656,094
Consumer Finance - 0.6%
Bajaj Finance Ltd	13,332	135,197
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	9,722	77,505
TOTAL FINANCIALS		868,796
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Max Healthcare Institute Ltd	8,377	87,412
Industrials - 2.1%
Aerospace & Defense - 0.6%
Hindustan Aeronautics Ltd (c)	2,690	135,518
Construction & Engineering - 1.5%
Larsen & Toubro Ltd GDR (c)	7,795	332,067
TOTAL INDUSTRIALS		467,585
Materials - 0.5%
Construction Materials - 0.5%
JK Cement Ltd	1,933	116,441
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NTPC Ltd	17,947	69,678
TOTAL INDIA		2,309,319
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	674,300	297,279
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR (b)	432	32,905
KOREA (SOUTH) - 15.6%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Kakao Corp	1,794	75,929
Webtoon Entertainment Inc (b)	4,536	54,840
TOTAL COMMUNICATION SERVICES		130,769
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Hyundai Motor Co	584	201,278
Financials - 0.5%
Banks - 0.5%
KB Financial Group Inc	1,228	114,443
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (b)(c)(d)	86	103,444
Industrials - 1.3%
Aerospace & Defense - 0.9%
Korea Aerospace Industries Ltd	1,651	191,533
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	258	16,112
LS Electric Co Ltd (b)	217	84,663
		100,775
TOTAL INDUSTRIALS		292,308
Information Technology - 11.8%
Semiconductors & Semiconductor Equipment - 4.0%
SK Hynix Inc	1,397	875,333
Technology Hardware, Storage & Peripherals - 7.8%
Samsung Electronics Co Ltd	15,532	1,718,367
TOTAL INFORMATION TECHNOLOGY		2,593,700
TOTAL KOREA (SOUTH)		3,435,942
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	59,085	128,602
MEXICO - 3.1%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series B	131,664	135,687
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
BBB Foods Inc Class A (b)	301	10,502
Wal-Mart de Mexico SAB de CV Series V	55,147	175,009
TOTAL CONSUMER STAPLES		185,511
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	6,811	77,000
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV unit	123,778	153,554
Real Estate - 0.6%
Industrial REITs - 0.3%
Prologis Property Mexico SA de CV	15,324	70,412
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV	19,431	60,085
TOTAL REAL ESTATE		130,497
TOTAL MEXICO		682,249
PERU - 1.3%
Financials - 1.3%
Banks - 1.3%
Credicorp Ltd	783	279,398
POLAND - 0.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Dino Polska SA (b)(c)(d)	9,760	103,204
SAUDI ARABIA - 2.4%
Financials - 2.4%
Banks - 2.4%
Al Rajhi Bank	12,705	363,126
Saudi National Bank/The	14,236	170,269

TOTAL SAUDI ARABIA		533,395
SOUTH AFRICA - 4.1%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Naspers Ltd Class N	3,630	222,806
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	4,941	81,490
Financials - 1.6%
Banks - 0.7%
Capitec Bank Holdings Ltd	608	163,773
Financial Services - 0.9%
FirstRand Ltd	33,950	194,489
TOTAL FINANCIALS		358,262
Materials - 1.1%
Chemicals - 0.3%
Sasol Ltd (b)	10,498	74,262
Metals & Mining - 0.8%
Impala Platinum Holdings Ltd	8,953	175,139
TOTAL MATERIALS		249,401
TOTAL SOUTH AFRICA		911,959
TAIWAN - 19.1%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	2,854	35,895
Industrials - 0.2%
Electrical Equipment - 0.0%
Bizlink Holding Inc	307	12,643
Machinery - 0.2%
Hiwin Technologies Corp	5,353	42,397
TOTAL INDUSTRIALS		55,040
Information Technology - 18.7%
Electronic Equipment, Instruments & Components - 2.3%
Chroma ATE Inc	3,391	105,281
Delta Electronics Inc	5,120	197,890
Elite Material Co Ltd	361	19,957
Unimicron Technology Corp	1,437	17,231
Yageo Corp	17,905	157,410
		497,769
Semiconductors & Semiconductor Equipment - 16.4%
ASPEED Technology Inc	90	25,319
eMemory Technology Inc	376	21,799
MediaTek Inc	6,641	370,289
Taiwan Semiconductor Manufacturing Co Ltd	56,977	3,203,997
		3,621,404
TOTAL INFORMATION TECHNOLOGY		4,119,173
TOTAL TAIWAN		4,210,108
THAILAND - 0.4%
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Airports of Thailand PCL	53,578	85,334
TURKEY - 0.7%
Financials - 0.1%
Banks - 0.1%
Yapi ve Kredi Bankasi AS (b)	33,008	31,181
Industrials - 0.6%
Aerospace & Defense - 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	8,769	61,149
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	17,925	65,869
TOTAL INDUSTRIALS		127,018
TOTAL TURKEY		158,199
UNITED ARAB EMIRATES - 2.2%
Energy - 1.6%
Energy Equipment & Services - 0.6%
ADNOC Drilling Co PJSC	97,698	141,792
Oil, Gas & Consumable Fuels - 1.0%
Adnoc Gas PLC	212,808	209,186
TOTAL ENERGY		350,978
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	30,528	126,518
TOTAL UNITED ARAB EMIRATES		477,496
UNITED STATES - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (b)	208	70,799
TOTAL COMMON STOCKS (Cost $16,870,664)		21,900,993

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/9/2026 (f) (Cost $39,736)	3.58	40,000	39,737

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $57,344)	3.70	57,333	57,344

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $16,967,744)	21,998,074
NET OTHER ASSETS (LIABILITIES) - 0.2%	40,386
NET ASSETS - 100.0%	22,038,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	3/2026	76,040	548

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,201,942 or 5.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,037,129 or 4.7% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,901.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,508,914	5,451,576	3,273	6	-	57,344	57,333	0.0%
Total	-	5,508,914	5,451,576	3,273	6	-	57,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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